SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

Our Condensed Consolidated Financial Statements include all of the accounts of the Company and our subsidiaries. These Condensed Consolidated Financial Statements reflect our financial position, results of operations, cash flows and changes in stockholders’ equity in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated. All amounts are in US Dollar denominated millions, except per share amounts and unless otherwise noted, and are approximate due to rounding.

The accompanying unaudited financial statements have been prepared in accordance with U.S. GAAP for interim financial information and with the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and notes required by U.S. GAAP for complete annual financial statements. In the opinion of management, the accompanying unaudited financial statements include all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation. Interim results are not necessarily indicative of the results that may be expected for the full year. The accompanying unaudited interim financial statements should be read in conjunction with the annual audited financial statements of the Company and notes thereto for the year ended December 31, 2020 included in the Company’s Prospectus dated March 24, 2021 filed with the SEC in connection with the IPO.

Use of Estimates

Use of Estimates

The preparation of the Condensed Consolidated Financial Statements and related disclosures in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the periods. These estimates include, among other items, assessing the collectability of receivables, the use and recoverability of inventory, the estimation of the fair value of financial instruments, useful lives and recoverability of tangible and intangible assets and impairment of goodwill, assumptions used in our defined benefit pension plans and other post-employment benefit plans, estimates related to self-insurance such as the aggregate liability for uninsured claims using historical experience, insurance and actuarial estimates and estimated trends in claim values, fair value measurement of assets, costs for incentive compensation and accruals for commitments and contingencies. Management reviews these estimates and assumptions periodically and reflects the effects of any revisions in the Condensed Consolidated Financial Statements in the period management determines any revisions to be necessary. Actual results could differ materially from these estimates.

Use of Estimates

The preparation of the consolidated financial statements and related disclosures in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the periods. These estimates include, among other items, assessing the collectability of receivables, the use and recoverability of inventory, the estimation of the fair value of financial instruments, useful lives and recoverability of tangible and intangible assets and impairment of goodwill, assumptions used in our defined benefit pension plans and other post-employment benefit plans, estimates related to self-insurance such as the aggregate liability for uninsured claims using historical experience, insurance and actuarial estimates and estimated trends in claim values, fair value measurement of assets, costs for incentive compensation and accruals for commitments and contingencies. Management reviews these estimates and assumptions periodically and reflects the effects of any revisions in the consolidated financial statements in the period management determines any revisions to be necessary. Actual results could differ materially from these estimates.

New Accounting Guidance

New Accounting Guidance

We consider the applicability and impact of all Accounting Standards Updates (“ASUs”) issued by the Financial Accounting Standards Board (“FASB”). ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on our Condensed Consolidated Financial Statements.

Recently Adopted Pronouncements

There were no accounting pronouncements which were adopted during the current period that had a material impact on our Condensed Consolidated Financial Statements.

Recently Issued Accounting Standards

Facilitation of the Effects of Rate Reform

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The ASU provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Inter-bank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued. The Company can elect to apply the amendments in this update as of March 12, 2020 through December 31, 2022, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. The Company continues to evaluate this new standard update and the impact of this guidance on the Condensed Consolidated Financial Statements.

In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope, which explicitly clarifies which contracts, hedging relationships, and other transactions are within the scope of the optional expedients and exceptions allowed under Topic 848. The Company has not utilized any of the optional expedients or exceptions available under Topic 848. The Company continues to assess whether this ASU is applicable throughout the effective period, in conjunction with our assessment of ASU 2020-4.

New Accounting Guidance

We consider the applicability and impact of all Accounting Standards Updates (ASUs) issued by the Financial Accounting Standards Board (FASB). ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on our consolidated financial statements.